UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management LLC
           -----------------------------------------------------
Address:   777 Terrace Avenue
           Hasbrouck Heights, NJ 07604
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-426-0081
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern          Hasbrouck Heights, NJ          5/15/2009
-----------------          ---------------------         -----------
   [Signature]                 [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          126
                                         -----------
Form 13F Information Table Value Total:      $72,209
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  FORM 13F INFORMATION TABLE

                                                                    VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
-------------------------------------- ----------------- --------- -------- ---------- --- ---- ------- -------- ------- ------ ----
1800 Flowers.com INC                   CL A              68243Q106       39      18825          SOLE               18825      0    0
51 Jobs                                SP ADR REP COM    316827104      172      24938          SOLE               24938      0    0
Aar Corp                               COM               000361105      394      31395          SOLE               30399      0    0
ABB Ltd                                Sponsored ADR     000375204      204      14627          SOLE               14627      0    0
Alliance Bernstein                     UNIT LTD PARTN    01855A101      843      57243          SOLE               57243      0    0
Alliance Bernstein Income Fund         Com               01881E101     1282     179550          SOLE               24658      0    0
Allied Capital                         COM               01903Q108      147      92568          SOLE               92568      0    0
Altria Group                           COM               02209S103      711      44362          SOLE               44362      0    0
American Capital                       COM               024937104       89      47550          SOLE               47550      0    0
American Capital Agency Corp           Com               02503X105     1518      88695          SOLE               88695      0    0
Anworth Mortgage Asset CP              COM               037347101      813     132675          SOLE              132675      0    0
Apollo Invt Corp Con Shs Ben Int       COM               03761U106      532     152966          SOLE              152966      0    0
Apple Inc                              COM               37833100       589       5607          SOLE                5607      0    0
Arbor Realty                           COM               038923108      203     282396          SOLE              282396      0    0
Ashford Hospitality                    COM               044103109      490     318468          SOLE              318468      0    0
Aspen Insurance                        SHS               G05384105     1329      59174          SOLE               59174      0    0
AT&T Inc                               COM               00206R102      694      27528          SOLE                6980      0    0
Atheros Communications Inc             COM               04743P108      388      26466          SOLE               31905      0    0
Avnet                                  COM               053807103      229      13100          SOLE               13100      0    0
Baidu.com Inc                          Spon ADR PEP A    056752108      573       3245          SOLE                3245      0    0
Bed Bath & Beyond                      COM               075894100     1344      54284          SOLE               54284      0    0
Boeing Co                              COM               097023105     1228      34505          SOLE               34505      0    0
Cabelas Inc                            COM               126804301      826      90643          SOLE               90643      0    0
Capital Trust Inc MD                   Cl A New          14052H506       82      74202          SOLE               74202      0    0
Caplease Inc                           COM               140288101      397     201652          SOLE              201652      0    0
Cardinal Health                        COM               14149Y108     1333      42330          SOLE               42330      0    0
Carmax Inc                             COM               143130102      603      48449          SOLE               48449      0    0
Carnival Corp                          PAIRED CTF        143658300      533      24671          SOLE               24671      0    0
Catalyst Health Solutions Inc          COM               14888B103      316      15950          SOLE               15950      0    0
Caterpillar Inc                        COM               149123101      766      27397          SOLE               27397      0    0
CBL & Assoc Pptys Inc Com              COM               124830100       91      38425          SOLE               38425      0    0
Cedar Fair L P                         Depositry Unit    150185106       96      10350          SOLE               10350      0    0
Cemex Sab De Cv                        Spon Adr New      151290889      323      51605          SOLE               51605      0    0
Cheese Cake Factory Inc                COM               163072101      978      85391          SOLE               85391      0    0
Cisco Sys Inc Com                      COM               17275R102      462      27524          SOLE               27524      0    0
Cit group Inc                          COM               125581108       85      29824          SOLE               29824      0    0
Clorox Co Del                          COM               189054109      277       5375          SOLE                5375      0    0
CME Group Inc                          COM               12572Q105      558       2263          SOLE                2263      0    0
Cogdell Spencer Inc                    COM               19238U107      388      76086          SOLE               76086      0    0
Cohen & Steers                         COM               19247A100      270     134488          SOLE              134488      0    0
Cutera Inc                             COM               232109108       78      12150          SOLE               12150      0    0
DNP Select Income Fd                   COM               23325P104      670      98500          SOLE               98500      0    0
Dow Chem Co                            COM               260543103      329      39005          SOLE               39005      0    0
Duke Realty Corp                       COM               264411505       85      15375          SOLE               15375      0    0
eLong                                  SPONSORED ADR     290138205      297      48895          SOLE               48895      0    0
Enbridge Energy Mgmt LLC Shs Units
Repst                                                    29250X103      418      14420          SOLE               14420      0    0
Enbridge Energy Partners               COM               29250R106      353      11810          SOLE               11810      0    0
Enterprise Products                    COM               293792107      355      15972          SOLE               15972      0    0
Exxon Mobil                            COM               30231G102      254       3733          SOLE                3733      0    0
Felcor Lodging                         COM               31430F101      528     388051          SOLE              388051      0    0
First Industrial                       COM               32054K103      162      66233          SOLE               66233      0    0
Flextronics                            ORD               Y2573F102      266      91943          SOLE               91943      0    0
General Electric                       COM               369604103      734      72569          SOLE               72569      0    0
Glimscher Realty                       SH BEN INT        379302102      235     167947          SOLE              167947      0    0
Google Inc Cl A                        CL A              38259P508      667       1917          SOLE                1917      0    0
Health Net Inc                         COM               42222G108      591      40807          SOLE               40807      0    0
Helen of Troy                          COM               G4388N106      484      35208          SOLE               35208      0    0
Hersha Hospitalities                   SH BEN INT        427825104      918     483104          SOLE              483104      0    0
Home Depot                             COM               437076102     1615      68546          SOLE               68546      0    0
Hormel                                 COM               440452100      771      24328          SOLE               24328      0    0
Hospitality Properties                 COM SH BEN INT    44106M102      763      63610          SOLE               63610      0    0
HRPT Properties                        COM SH BEN INT    40426W101      885     277297          SOLE              277297      0    0
Humana                                 COM               444859102      612      23454          SOLE               23454      0    0
ING Clarion Glb Re Est Incm Fd         COM               44982G104      434     136876          SOLE              136876      0    0
Ingersoll Rand Co Ltd Cl A Com         COM               g4776g101      646      46777          SOLE               46777      0    0
Invetiv Health Inc                     COM               46122E905      164      20113          SOLE               20113      0    0
Ishares Tr                             Barclys 1-3 Yr Cr 464287457      215       2172          SOLE                2172      0    0
Ishares Tr                             Iboxx Inv Cpbd    464287242      214       2278          SOLE                2278      0    0
Ishares Tr Us Pfd Stk Idx              Us Pfd Stk Idx    464288687     1020      44755          SOLE               44755      0    0
Istar Financial Inc                    COM               45031U101       92      32788          SOLE               32788      0    0
ITT Corp New                           COM               450911102      315       8185          SOLE                8185      0    0
Kayne Anderson Mlp Investment Co       COM               486606106     1190      59839          SOLE               59839      0    0
Kinder Morgan MGMT                     SHS               49455U100      408       9998          SOLE                9998      0    0
Kohls                                  COM               500255104     1722      40692          SOLE               40692      0    0
Lexington Realty Trust Com             COM               529043101      184      77127          SOLE               77127      0    0
Lincoln Natl Corp Ind                  Com               534187109      102      15225          SOLE               15225      0    0
Lowes                                  COM               548661107      570      31222          SOLE               31222      0    0
Magellan Midstream Hldgs               COM UNIT RP LP    55907R108      977      55800          SOLE               55800      0    0
Martin Midstream Partners              UNIT LP INT       573331105      264      14075          SOLE               14075      0    0
Marvel Entertainment Inc               COM               57383T103      263       9888          SOLE                9888      0    0
Masco Corp                             COM               574599106     1165     166915          SOLE              166915      0    0
Max Re Capital                         SHS               G6052F103      197      11400          SOLE               11400      0    0
Medical Properties TR                  COM               58463J304      778     213108          SOLE              213108      0    0
MF Global Ltd                          Shs               G60642108      117      27625          SOLE               27625      0    0
Mueller Inds Inc                       COM               624756102      876      40375          SOLE               40375      0    0
Mueller Wtr Prods Inc                  COM               624758207      346        105          SOLE                 105      0    0
Nasdaq Omx Group Inc                   COM               631103108      376      19222          SOLE               19222      0    0
National Health Investors              COM               63633D104      414      15425          SOLE               15425      0    0
News Corp                              CL B              65248E203      242      31405          SOLE               31405      0    0
Nokia Corp                             Sponsored Adr     654902204      465      39861          SOLE               39861      0    0
Nucor Corp                             COM               670346105      703      18413          SOLE                5150      0    0
NVR Inc                                COM               62944T105      246        574          SOLE                 574      0    0
Omega Healthcare Invs  Inc             COM               681936100      381      27065          SOLE               27065      0    0
Oneok Partners                         UNIT LTD PARTN    68268N103      418      10275          SOLE               10275      0    0
Overstock Com Inc Del                  COM               690370101      338      36914          SOLE               36914      0    0
Overstock Com Inc Del SR NT CV 3.75%   NOTE              690370AB7     2500    4556000          SOLE             4556000      0    0
Peoples United Financial Inc           COM               712704105      188      10460          SOLE               10460      0    0
Petroleo Brasileiro Sa Petrobr         Sponsored ADR     71654V408      614      20150          SOLE               20150      0    0
Philip Morris Intl Inc Com             COM               718172109      469      13191          SOLE               13191      0    0
Pimco Corporate Opp Fd                 COM               72201B101      798      99736          SOLE               99736      0    0
Pinnacle West Cap Corp                 COM               723484101      822      30938          SOLE               19817      0    0
Potash Corp Sask Inc                   COM               73755L107      401       4961          SOLE                4961      0    0
Powershares Etf Trust                  Finl Pfd Ptfl     73935X229      293      30949          SOLE               28971      0    0
Procter & Gamble Co                    Com               742718109      360       7645          SOLE                7645      0    0
Royal Carribbean                       COM               V7780T103      459      57262          SOLE               57262      0    0
Scotts Miracle Gro Co                  Cl A              810186106     1027      29586          SOLE               37797      0    0
Smart Balance                          COM               83169Y108     1545     255867          SOLE              255867      0    0
Smucker J M Co                         Com               832696405      211       5650          SOLE                5650      0    0
Southern Copper Corp                   COM               84265V105      353      20257          SOLE               20257      0    0
State Str Corp                         COM               857477103      251       8159          SOLE                8159      0    0
Sun Cmntys Inc                         COM               866674104     1117      94427          SOLE               94427      0    0
Sunstone Hotel Invs Inc New            COM               867892101      325     123463          SOLE              123463      0    0
Supertel Hospitality Inc MD            COM               868526104       45      53325          SOLE               53325      0    0
Supervalu Inc                          COM               686536103      507      35519          SOLE               35519      0    0
Taiwan Semiconductor Mfg Ltd           ADR               874039100     2120     236909          SOLE              236909      0    0
Target                                 COM               87612E106      574      16700          SOLE               16700      0    0
Teva Pharmaceutical                    ADR               881624209     1527      33865          SOLE               33865      0    0
Trex Inc                               COM               89531P105      253      33162          SOLE               33162      0    0
Tyco Intel ltd Bermuda Shs             SHS               G9143X208      236      12057          SOLE               12057      0    0
United Technologies Corp               COM               913017109      546      12701          SOLE               12701      0    0
Unitedhealth Group Inc.                COM               91324P102      623      29747          SOLE               29747      0    0
US Bancorp                             COM NEW           902973304      427      29200          SOLE               29200      0    0
Video Display Corp                     COM               926555103       99      36936          SOLE               36936      0    0
Waddell & Reed                         CL A              930059100     1704      94281          SOLE               94281      0    0
WellPoint Inc                          COM               94973V107     1226      32283          SOLE               32283      0    0
XTO Energy Inc                         COM               98385X106      482      15738          SOLE               15738      0    0